The Eaton Vance Special Investment Trust
For the Investors Portfolio



Annual Shareholder Report
December 31, 1996



Investment Adviser Of Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 82-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(800) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
P.O. Box 5123
Westborough, MA 01581-5123

Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

--------------------------------------------------------------------------------
                             INVESTORS PORTFOLIO
                           PORTFOLIO OF INVESTMENTS
                              DECEMBER 31, 1996
-------------------------------------------------------------------------------
                              COMMON STOCKS - 67.1%
-------------------------------------------------------------------------------
NAME OF COMPANY                                SHARES           VALUE
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.8%
Boeing Co.                                     50,000      $  5,318,750
                                                           ------------
AUTOMOTIVE - 1.1%
General Motors Corp.                           60,000      $  3,345,000
                                                           ------------
BANKS - 3.3%
Banco Latinoamericano de Exportaciones*        75,000      $  3,806,250
Chase Manhattan Corp.                          70,200         6,265,350
                                                           ------------
                                                           $ 10,071,600
                                                           ------------
BEVERAGES - 1.3%
PepsiCo, Inc.                                 130,000      $  3,802,500
                                                           ------------
CHEMICALS - 2.8%
Monsanto Corp.                                125,000      $  4,859,375
Praxair, Inc.                                  80,000         3,690,000
                                                           ------------
                                                           $  8,549,375
                                                           ------------
COMPUTER & BUSINESS EQUIPMENT - 2.9%
Hewlett Packard Co.                            90,000      $  4,522,500
Xerox Corp.                                    81,000         4,262,625
                                                           ------------
                                                           $  8,785,125
                                                           ------------
DRUGS - 5.3%
Astra AB, A Free Shares*                      100,000      $  4,935,540
Elan Corp. PLC, ADR                            75,000         2,493,750
Lilly (Eli) & Co.                              65,000         4,745,000
Pfizer, Inc.                                   18,900         1,566,338
Smithkline Beecham PLC, ADR                    35,000         2,380,000
                                                           ------------
                                                           $ 16,120,628
                                                           ------------
ELECTRIC UTILITIES - 1.0%
The Southern Co.                              140,000      $  3,167,500
                                                           ------------
ELECTRONICS - SEMICONDUCTORS - 2.6%
Intel Corp.                                    40,000      $  5,237,500
MEMC Electronic Materials, Inc.*              109,000         2,452,500
                                                           ------------
                                                           $  7,690,000
                                                           ------------
FINANCIAL - MISCELLANEOUS - 4.6%
Federal National Mortgage Association         135,000      $  5,028,750
MBNA Corp.                                    100,000         4,150,000
MGIC Investment Corp.                          60,000         4,560,000
                                                           ------------
                                                           $ 13,738,750
                                                           ------------
FOOD - 0.5%
Hershey Foods Corp.                            34,400      $  1,505,000
                                                           ------------
FERTILIZER - 1.6%
Potash Corp. of Saskatchewan                   55,000      $  4,675,000
                                                           ------------
HEALTHCARE SERVICES - 0.6%
Vencor, Inc.                                   60,000      $  1,897,500
                                                           ------------
HOUSEHOLD PRODUCTS - 1.0%
Kimberly Clark Corp.                           31,200      $  2,971,800
                                                           ------------
INFORMATION SERVICES - 2.3%
Electronic Data Systems Corp.                  80,000      $  3,460,000
Reuters Holdings PLC, ADR                      45,000         3,442,500
                                                           ------------
                                                           $  6,902,500
                                                           ------------
INSURANCE - 5.7%
Allstate Corp.                                 90,000      $  5,208,750
General Re Corp.                               20,000         3,155,000
Mutual Risk Management Ltd.                    93,300         3,452,100
Progressive Corp.                              80,000         5,390,000
                                                           ------------
                                                           $ 17,205,850
                                                           ------------
LODGING & GAMING - 1.1%
ITT Corp.*                                     75,000         3,253,125
                                                          -------------
MACHINERY - 1.4%
Deere & Co.                                   105,000      $  4,265,625
                                                           ------------
MEDICAL PRODUCTS - 5.0%
Baxter International, Inc.                    100,000      $  4,100,000
Boston Scientific Corp.*                       90,000         5,400,000
Sofamor Danek Group, Inc.*                    180,300         5,499,150
                                                           ------------
                                                           $ 14,999,150
                                                           ------------
METALS & MINING - 0.8%
J & L Specialty Steel, Inc.                   200,000      $  2,275,000
                                                           ------------
OIL & GAS - EXPLORATION & PRODUCTION - 2.7%
Anadarko Petroleum Corp.                       60,000      $  3,885,000
Triton Energy Ltd.*                            90,000         4,365,000
                                                           ------------
                                                           $  8,250,000
                                                           ------------
OIL & GAS - INTEGRATED - 2.2%
Exxon Corp.                                    43,640      $  4,276,720
Mobil Corp.                                    20,000         2,445,000
                                                           ------------
                                                           $  6,721,720
                                                           ------------
PAPER & FOREST PRODUCTS - 0.8%
Plum Creek Timber Co., L.P.                    90,000      $  2,340,000
                                                           ------------
PHOTOGRAPHY - 1.7%
Eastman Kodak Co.                              65,000      $  5,216,250
                                                           ------------
PUBLISHING - 0.9%
McGraw-Hill, Inc.                              56,500      $  2,606,063
                                                           ------------
REITS - 3.5%
Colonial Properties Trust                      80,000      $  2,430,000
Equity Residential Properties Trust           101,400         4,182,750
ROC Communities, Inc.                         116,250         3,225,937
Security Capital Industrial Trust              37,000           790,875
                                                           ------------
                                                           $ 10,629,562
                                                           ------------
RETAIL - FOOD & DRUG - 1.3%
CVS Corp.                                      95,000      $  3,930,625
                                                           ------------
RETAIL - SPECIALTY - 2.3%
Circuit City Stores, Inc.                     100,000      $  3,012,500
The Home Depot, Inc.                           80,000         4,010,000
                                                           ------------
                                                           $  7,022,500
                                                           ------------
SPECIALTY CHEMICALS & MATERIALS - 2.9%
Corning, Inc.                                 100,000      $  4,625,000
Sealed Air Corp.*                             100,000         4,162,500
                                                           ------------
                                                           $  8,787,500
                                                           ------------
TELEPHONE UTILITIES - 1.2%
Ameritech Corp.                                60,448      $  3,664,660
                                                           ------------
TRANSPORTATION - 0.9%
Southwest Airlines, Inc.                      125,000      $  2,765,625
                                                           ------------
    TOTAL COMMON STOCKS
(IDENTIFIED COST, $140,868,078)                            $202,474,283
                                                           ------------

-------------------------------------------------------------------------------
                  CONVERTIBLE PREFERRED STOCK - 1.2%
-------------------------------------------------------------------------------
NAME OF COMPANY                               SHARES           VALUE
-------------------------------------------------------------------------------
Freeport McMoRan Copper & Gold, 5%            125,000      $  3,468,750
                                                           ------------
    TOTAL CONVERTIBLE PREFERRED STOCK
      (IDENTIFIED COST, $2,872,500)                        $  3,468,750
                                                           ------------
-------------------------------------------------------------------------------
                        PREFERRED STOCK - 1.0%
-------------------------------------------------------------------------------
NAME OF COMPANY                              SHARES           VALUE
-------------------------------------------------------------------------------
Bank of Boston, Series C Adjustable rate       37,600      $  3,064,400
                                                           ------------
    TOTAL PREFERRED STOCK
      (IDENTIFIED COST, $1,815,525)                        $  3,064,400
                                                           ------------
-------------------------------------------------------------------------------
               U.S. TREASURY/AGENCY OBLIGATIONS - 14.3%
-------------------------------------------------------------------------------
                                           PRINCIPAL AMOUNT
NAME OF COMPANY                             (000's Omitted)    VALUE
-------------------------------------------------------------------------------
Federal Home Loan Morgage Corp., PAC,
  CMO, Series 1033E,
  8.10s, 12/15/04                            $    238      $    238,746
Federal Home Loan Mortgage Corp., PAC,
  CMO, Series 59-D,
  9.70s, 1/15/16                                1,501         1,522,765
Federal Home Loan Mortgage Corp.,
  PAC, CMO, Series 34-C, 9s,
  11/15/19                                        472           486,809
Federal Home Loan Mortgage Corp.,
  7.95s, 5/15/20                                1,738         1,756,236
Federal Home Loan Mortgage Corp.,
  PAC, CMO, Series 41-F, 10s, 5/15/20           2,338         2,507,792
Federal National Mortgage Association,
  7.50s, 5/25/19                                1,264         1,268,807
Federal National Mortgage Association,
  PAC, CMO, Series 1990 82-K,
  8.50s, 7/25/19                                1,262         1,268,779
Federal National Mortgage Association,
  PAC, CMO, Series 1990 24E,
  9s, 3/25/20                                   2,000         2,071,860
U.S. Treasury Notes, 7.375s, 11/15/97           1,800         1,825,867
U.S. Treasury Notes, 8.125s, 2/15/98            6,500         6,668,610
U.S. Treasury Notes, 7.125s, 9/30/99           17,000        17,470,220
U.S. Treasury Notes, 5.625s, 11/30/00           6,000         5,891,220
                                                           ------------
    TOTAL U.S. TREASURY/AGENCY OBLIGATIONS
      (IDENTIFIED COST, $43,168,541)                       $ 42,977,711
                                                           ------------
-------------------------------------------------------------------------------
                        CORPORATE BONDS - 14.6%
-------------------------------------------------------------------------------
                                         FACE AMOUNT
NAME OF COMPANY                          (000'S OMITTED)           VALUE
-------------------------------------------------------------------------------
Bell Telephone Co., 8.35s, 12/15/30          $  3,000      $  3,525,420
Chesapeake Potomac Telephone,
  8.375s, 10/1/29                               1,500         1,728,540
Columbia/HCA Health, 8.36s, 5/15/24               900         1,007,028
Columbia/HCA Health, 6.73s, 7/15/45             1,000         1,003,790
Commercial Credit Corp.,
  7.875s, 2/1/25                                2,000         2,168,860
Connecticut Light & Power,
  7.875s, 10/1/24                               3,775         4,140,080
Dayton Hudson, Medium Term Notes,
  9.50s, 6/10/15                                  650           748,059
Deere & Co., 8.95s, 6/15/19                       250           282,733
General Motors Corp., 8.80s, 3/1/21             3,130         3,567,605
General Motors Corp., Medium Term
  Notes, 9.45s, 11/1/11                         3,000         3,558,630
Grand Metropolitan Investments,
  7.45s, 4/15/35                                3,090         3,286,926
Hertz Corp., 9s, 11/1/09                        2,600         2,970,032
Inter American Development Bank,
  8.875s, 6/1/09                                2,000         2,330,520
Inter American Development Bank,
  8.40s, 9/1/09                                 2,500         2,853,325
Johnson Controls,
  7.70s, 3/1/15                                 1,360         1,446,646
Pitney Bowes Credit Corp.,
  9.25s, 6/15/08                                1,650         1,942,858
Procter & Gamble Co.,
  8s, 9/1/24                                    3,000         3,397,530
Seagram (Joseph) & Sons, 9.65s, 8/15/18         1,030         1,272,276
State Street Bank,
  7.35s, 6/15/26                                1,700         1,767,609
TRW, Inc., Medium Term Notes,
  9.35s, 6/4/20                                   900         1,080,315
                                                           ------------
    TOTAL CORPORATE BONDS
      (IDENTIFIED COST, $42,736,671)                       $ 44,078,782
                                                           ------------
-------------------------------------------------------------------------------
                          SHORT-TERM OBLIGATIONS - 1.2%
-------------------------------------------------------------------------------
                                          FACE AMOUNT
NAME OF COMPANY                          (000'S OMITTED)     VALUE
-------------------------------------------------------------------------------
Associates Corp. of North America,
  6.5s, 1/02/97                              $  3,624  $      3,623,346
                                                       ----------------
    TOTAL SHORT-TERM OBLIGATIONS,
      AT VALUE                                         $      3,623,346
                                                       ----------------
    TOTAL INVESTMENTS AT VALUE - 99.4%
      (IDENTIFIED COST, $235,084,661)                  $    299,687,272
    OTHER ASSETS, LESS LIABILITIES - 0.6%                     1,873,510
                                                       ----------------
    NET ASSETS - 100%                                  $    301,560,782
                                                       ================

*Non-income producing security.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
PAC - Planned Amortization Class
CMO - Collateralized Mortgage Obligations

    The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
                             FINANCIAL STATEMENTS
                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                              December 31, 1996
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $235,084,661)                                                $299,687,272
  Cash                                                                  2,239
  Receivable for investments sold                                     156,885
  Interest receivable                                               1,386,807
  Dividends receivable                                                333,187
  Tax reclaim receivable                                               15,160
  Deferred organization expenses (Note 1E)                              5,774
                                                                 ------------
      Total assets                                               $301,587,324

LIABILITIES:
  Payable for Trustees' fees                            $ 3,712
  Accrued expenses                                       22,830
                                                        -------
      Total liabilities                                                26,542
                                                                 ------------
NET ASSETS applicable to investors' interest in Portfolio        $301,560,782
                                                                 ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                  $236,958,175
  Unrealized appreciation of investments (computed on
    the basis of identified cost)                                  64,602,611
                                                                 ------------
      Total net assets                                           $301,560,782
                                                                 ============


    The accompanying notes are an integral part of the financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
                     For the Year Ended December 31, 1996
------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
    Interest income                                               $ 7,063,471
    Dividend income (net of withholding tax of
      $40,973)                                                      4,218,017
                                                                  -----------
      Total income                                                $11,281,488
                                                                  -----------
  Expenses --
    Investment adviser fee (Note 3)                 $ 1,794,096
    Compensation of Trustees not members of the
      Investment Adviser's organization (Note 3)         13,630
    Custodian fee                                       151,240
    Legal and accounting services                        40,594
    Amortization of organization expenses (Note 1E)       3,203
    Miscellaneous                                        10,717
                                                    -----------
      Total expenses                                                2,013,480
                                                                  -----------
        Net investment income                                     $ 9,268,008
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investment transactions
    (identified cost basis)                         $30,748,316
  Change in unrealized appreciation of investments   (2,562,219)
                                                    -----------
      Net realized and unrealized gain on investments              28,186,097
                                                                  -----------
        Net increase in net assets resulting from
          operations                                              $37,454,105
                                                                  ===========
    The accompanying notes are an integral part of the financial statements

                                        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                          -------------------------------         YEAR ENDED
                                                               1996              1995**        JANUARY 31, 1995
                                                          -------------      ------------      -----------------
INCREASE (DECREASE) IN NET ASSETS:

  From operations --
    Net investment income                                 $  9,268,008       $  8,692,310       $  9,351,946
    Net realized gain on investment transactions            30,748,316          9,116,976          1,467,119
    Change in unrealized appreciation of investments        (2,562,219)        43,494,132        (20,681,070)
                                                          ------------       ------------       ------------
      Net increase (decrease) in net assets from
        operations                                        $ 37,454,105       $ 61,303,418       $ (9,862,005)
                                                          ------------       ------------       ------------
  Capital transactions --
     Contributions                                        $ 32,919,522       $ 32,319,917       $ 29,380,822
    Withdrawals                                            (45,187,645)       (34,406,030)       (32,695,351)
                                                          ------------       ------------       ------------

      Net decrease in net assets resulting from
        capital transactions                              $(12,268,123)      $ (2,086,113)      $ (3,314,529)
                                                          ------------       ------------       ------------

        Net increase (decrease) in net assets             $ 25,185,982       $ 59,217,305       $(13,176,534)

NET ASSETS:
  At beginning of year                                     276,374,800        217,157,495        230,334,029
                                                          ------------       ------------       ------------
  At end of year                                          $301,560,782       $276,374,800       $217,157,495
                                                          ============       ============       ============

------------------------------------------------------------------------------------------------------------
                                          SUPPLEMENTARY DATA
------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,         YEAR ENDED JANUARY 31,
                                                       ----------------------          ---------------------
                                                           1996     1995**                1995     1994*
                                                         --------  --------            --------  --------
RATIOS (to average daily net assets):
  Expenses                                                0.70%     0.70%               0.71%+    0.69%+
  Net investment income                                   3.23%     4.25%               3.83%+    3.69%+

PORTFOLIO TURNOVER                                          64%       28%                 47%       15%
AVERAGE COMMISSION RATE PAID(1)                        $0.0591        --                  --        --

  +Computed on an annualized basis.
  *For the period from the start of business, October 28, 1993, to January 31, 1994. **For the eleven month period ended December 31, 1995 (Note 6).
(1)Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

    The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

(1) SIGNIFICANT ACCOUNTING POLICIES
Investors Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company, which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Securities listed on securities exchanges or on the NASDAQ National Market System are valued at closing sales prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Debt investments (other than mortgage-backed "pass-through" securities) are valued at prices furnished by a pricing service. Mortgage-backed "pass through" securities are valued using a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates. Short-term obligations maturing in 60 days or less, are valued at amortized cost, which approximates value. All other investments are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on debt investments when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

C. FEDERAL TAXES -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net taxable income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D. EXPENSE REDUCTION -- The Fund has entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances are used to offset custody fees. All significant reductions are reported as a reduction of expenses in the Statement of Operations.

E. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

F. SECURITY TRANSACTIONS -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on the sale of investments are determined on the identified cost basis.

G. USE OF ESTIMATES The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

------------------------------------------------------------------------------
(2) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $126,423,298 and $122,238,451, respectively. Purchases and sales of U.S. Government/agency securities aggregated $57,614,455 and $37,447,328, respectively.

------------------------------------------------------------------------------
(3) INVESTMENT ADVISER FEE AND OTHER
    TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% annually) of the Portfolio's average daily net assets up to $300 million and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1996, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $1,794,096. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

------------------------------------------------------------------------------
(4) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1996.

------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in the value of investments owned at December 31, 1996, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                        $234,809,581
                                                            ============
      Gross unrealized appreciation                         $ 69,150,437
      Gross unrealized depreciation                            4,272,746
                                                            ------------
        Net unrealized appreciation                         $ 64,877,691
                                                            ============
-------------------------------------------------------------------------------
(6) CHANGE IN FISCAL YEAR END
The Portfolio changed its fiscal year end from January 31, to December 31, effective December 31, 1995.

                      REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND INVESTORS OF
INVESTORS PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Investors Portfolio, including the portfolio of investments, as of December 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the supplementary data for the year then ended, the eleven month period ended December 31, 1995, and for the year ended January 31, 1995, and the supplementary data for the period from October 28, 1993 (start of business) to January 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Investors Portfolio, as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the supplementary data for the year then ended, the eleven month period ended December 31, 1995, and for the year ended January 31, 1995 and the supplementary data for the period from October 28, 1993 (start of business) to January 31, 1994, in conformity with generally accepted accounting principles.

                                              COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
JANUARY 31, 1997

INVESTMENT MANAGEMENT FOR INVESTORS PORTFOLIO

OFFICERS                  TRUSTEES
M. DOZIER GARDNER         DONALD R. DWIGHT
President, Trustee        President, Dwight Partners, Inc.
JAMES B. HAWKES           Chairman, Newspapers of
Vice President, Trustee   New England, Inc.
THOMAS E. FAUST, JR.      SAMUEL L. HAYES, III
Vice President            Jacob H. Schiff Professor of
and Portfolio Manager     Investment Banking, Harvard
MICHAEL B. TERRY          University Graduate School of
Vice President            Business Administration
JAMES L. O'CONNOR         NORTON H. REAMER
Treasurer                 President, United Asset
THOMAS OTIS               Corporation
Secretary                 JOHN L. THORNDIKE
                          Director, Fiduciary Company
                          Incorporated
                          JACK L. TREYNOR
                          Investment Adviser and Consultant